CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Earnings	$ 1,278	$ 883
Adjustments for:
Share of profit from equity accounted investees	(411)	(116)
Distributions from equity accounted investees	622	157
Depreciation and amortization	417	382
Unrealized gain on commodity-related derivative financial instruments	(73)	(23)
Net finance costs	279	185
Net interest paid	(259)	(153)
Income tax expense	464	142
Taxes paid	(26)	(30)
Share-based compensation expense	63	73
Share-based compensation payment	(32)	(22)
Loss on asset disposal	19	12
Net change in contract liabilities	11	41
Other	(13)	0
Change in non-cash operating working capital	(83)	(18)
Cash flow from operating activities	2,256	1,513
Financing activities
Bank borrowings and issuance of debt	1,366	2,542
Repayment of loans and borrowings	(1,998)	(1,279)
Issuance of preferred shares	0	400
Issuance of medium term notes	700	1,200
Issue costs and financing fees	(8)	(23)
Exercise of stock options	61	46
Dividends paid (net of shares issued under the dividend reinvestment plan)	(1,247)	(781)
Cash flow (used in) from financing activities	(1,126)	2,105
Investing activities
Capital expenditures	(1,226)	(1,839)
Contributions to equity accounted investees	(58)	(7)
Acquisitions	0	(1,338)
Interest paid during construction	(35)	(63)
Recovery of assets or proceeds from sale	5	2
Advances to related parties	(84)	(23)
Changes in non-cash investing working capital and other	87	(64)
Cash flow used in investing activities	(1,311)	(3,332)
Change in cash and cash equivalents	(181)	286
Effect of movement in exchange rates on cash held	17	0
Cash and cash equivalents, beginning of year	321	35
Cash and cash equivalents, end of year	$ 157	$ 321